Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of classes of share capital [line items]
Ending balance	74,956,469
Repurchased under the NCIB	$ (32.1)
Ending balance	$ 248.5
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	36,522,508	38,543,761
Issued upon exercise of stock options	454,359	299,102
Issued in exchange of multiple voting shares	2,236,284	570,779
Repurchased under the SIB		(2,427,184)
Repurchased under the NCIB	(4,404,598)	(463,950)
Ending balance	34,808,553	36,522,508
Beginning balance	$ 252.4	$ 257.1
Issued upon exercise of stock options	24.8	15.4
Issued in exchange of multiple voting shares	0.2	0.1
Repurchased under the SIB		(17.1)
Repurchased under the NCIB	(32.1)	(3.1)
Ending balance	$ 245.3	$ 252.4
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	42,384,200	42,954,979
Exchanged for subordinate voting shares	(2,236,284)	(570,779)
Ending balance	40,147,916	42,384,200
Beginning balance	$ 3.4	$ 3.5
Exchanged for subordinate voting shares	(0.2)	(0.1)
Ending balance	$ 3.2	$ 3.4